10. Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Schedule of minimum future debt payments
For Years Ending March 31,
2019	$230,000
2020	13,000
2021	13,000
2022	6,000
Total minimum payments	$262,000
Less: current portion	(230,000)
Long-term portion	$32,000